Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                               February 6, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


           Re:  AllianceBernstein Municipal Income Fund, Inc.
                  (File Nos. 033-07812 and 811-04791)
                AllianceBernstein Municipal Income Fund II
                  (File Nos. 033-60560 and 811-07618)
                ----------------------------------------------


Dear Sir or Madam:

            On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information of the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement that were filed electronically with the Securities and Exchange Commission on January 30, 2012.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                               Very truly yours,


                                               /s/ Jeffrey Schellenger
                                               -----------------------
                                                   Jeffrey Schellenger



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